Mining and Income Taxation	12 Months Ended
Dec. 31, 2020
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Mining and Income Taxation

		UNITED STATES DOLLAR
		2020	2019	2018
10.	MINING AND INCOME TAXATION
	The components of mining and income tax are the following:
	South African taxation
	- company and capital gains taxation	(4.5)	(2.9)	(1.1)
	- prior year adjustment - current taxation	(0.5)	0.2	0.7
	- deferred taxation	(25.8)	(0.3)	208.5
	Foreign taxation
	- current taxation	(356.2)	(184.1)	(127.9)
	- dividend withholding tax	(5.2)	(2.7)	(13.7)
	- prior year adjustment - current taxation	(0.1)	(1.1)	(3.7)
	- deferred taxation	(40.2)	15.3	3.1

	Total mining and income taxation	(432.5)	(175.6)	65.9

	Major items causing the Group’s income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2019: 34.0 % and 2018: 34.0%) were:

	Taxation on profit before taxation at maximum South African statutory mining tax rate	(400.5)	(119.1)	139.6

	Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore	45.6	17.9	(6.7)
	Non-deductible share-based payments	(4.9)	(7.0)	(12.8)
	Non-deductible exploration expense	(0.4)	(17.0)	(22.1)
	Deferred tax assets not recognised on reversal of impairment of investments (2019 and 2018: deferred tax assets not recognised on impairment of investments) 1	21.2	(3.3)	(12.5)
	Impairment of South Deep goodwill	—	—	(24.4)
	Non-deductible interest paid	(31.2)	(29.9)	(25.5)
	Share of results of equity accounted investees, net of taxation	(0.9)	1.1	(4.5)
	Non-taxable gain on acquisition of Asanko	—	—	17.6
	Non-taxable fair value gain on Maverix warrants	0.4	1.4	1.3
	Non-taxable profit on disposal of Maverix (2018: dilution of Gold Fields’ interest in Maverix)	—	5.0	1.4
	Dividend withholding tax	(5.9)	(2.9)	(15.5)
	Net non-deductible expenditure and non-taxable income	(0.7)	(10.5)	(7.6)
	Deferred tax on unremitted earnings at Tarkwa and Cerro Corona	1.3	(4.5)	(1.1)
	Deferred taxation movement on Peruvian Nuevo Sol devaluation against US dollar 2	(7.5)	0.1	(1.2)
	Various Peruvian non-deductible expenses	(5.8)	(6.6)	(7.5)
	Deferred tax assets not recognised at Cerro Corona 3	(0.1)	(3.3)	(14.9)

	Deferred tax assets not recognised at Damang and Tarkwa (2018: recognised at Damang) 4	(50.9)	—	6.5
	Deferred tax assets recognised at Salares Norte 5	12.8	—	—
	Additional capital allowances recognised at South Deep 6	—	—	69.8
	Deferred tax charge on change of tax rate at South Deep	—	—	(10.9)
	Prior year adjustments	(0.2)	(1.0)	(3.0)
	Other	(4.8)	4.0	(0.1)

	Total mining and income taxation	(432.5)	(175.6)	65.9

1	Deferred tax assets not recognised on reversal of impairment of investments relate to the reversal of impairment of FSE (2019 and 2018: impairment of FSE). Refer to note 7 for details of impairments.
2	The functional currency of Cerro Corona is US dollar, however, the Peruvian tax base is based on values in Peruvian Nuevo Sol.
3
Deferred tax assets amounting to US$0.1 million (2019: US$3.3 million and 2018: US$14.9 million) were not recognised during the year at Cerro Corona to the extent that there is insufficient future taxable income available. Deferred tax assets were not recognised during the year related to deductible temporary differences on additions to fixed assets in the current financial year that would only reverse after the end of the life-of-mine
(“LoM”) of Cerro Corona. In making this determination, the Group analysed, amongst others, forecasts of future earnings and the nature and timing of future deductions and benefits represented by deferred tax assets.

4
At the Ghanaian operations, deferred tax assets of US$50.9 million were not recognised during the year to the extent that there is insufficient future taxable income available. The US$50.9 million comprised US$41.0 million deferred tax assets relating to losses on financial instruments of US$120.6 million (these losses are ring-fenced for tax purposes and there are no expected future gains on financial instruments to utilise against these losses) and US$9.9 million relating to the Tarkwa expected credit loss provison of US$29.0 million. (2018: Due to year-end
assessment
s
, deferred tax assets amounting to US$6.5 million were recognised at Damang in 2018, to the extent that there was sufficient future taxable income available. The LoM indicated that the mine would make taxable profits in the future that would support the write back of a portion of the deferred tax asset amounting to US$6.5 million in 201
8
. In making this determination, the Group analysed, amongst others, forecasts of future earnings and the nature and timing of future deductions and benefits represented by deferred tax assets).

5
Deferred tax asssets of US$12.8 million relating to assessed losses were recognised during the year at Salares Norte, to the extent that there was sufficient taxable income available in 2020 to offset against these losses. The taxable income in 2020 related mainly to gains on the Salares Norte foreign currency hedge.

6
During 2014, the South African Revenue Services (“SARS”) issued a Finalisation of Audit Letter (“the Audit Letter”) stating that SARS had disallowed US$182.2 million of GFIJVH’s gross recognised capital allowance of US$925.5 million. On 30 May 2018, GFIJVH and SARS entered into a confidential settlement agreement (as provided for in the Tax Administration Act) in full and final settlement of this matter. As a result of the settlement GFIJVH recognised an additional US$185.1 million of capital allowances with a tax effect on this amount of US$53.7 million.

	2020	2019	2018
South Africa - current tax rates
Mining tax 1	Y = 34 - 170/X	Y = 34 - 170/X	Y = 34 - 170/X
Non-mining tax 2	28.0%	28.0%	28.0%
Company tax rate	28.0%	28.0%	28.0%

International operations - current tax rates
Australia	30.0%	30.0%	30.0%
Ghana	32.5%	32.5%	32.5%
Peru	29.5%	29.5%	29.5%

1
South African mining tax on mining income is determined according to a formula which takes into account the profit and revenue from mining operations. South African mining taxable income is determined after the deduction of all mining capital expenditure, with the proviso that this cannot result in an assessed loss. Capital expenditure amounts not deducted are carried forward as unredeemed capital expenditure to be deducted from future mining income. Accounting depreciation is ignored for the purpose of calculating South African mining taxation. The effective mining tax rate for Gold Fields Operations Limited (“GFO”) and GFI Joint Venture Holdings (Proprietary) Limited (“GFIJVH”), owners of the South Deep mine, has been calculated at 29% (2019: 29% and 2018: 29%).

In the formula above, Y is the percentage rate of tax payable and X is the ratio of mining profit, after the deduction of redeemable capital expenditure, to mining revenue expressed as a percentage.

2	Non-mining income of South African mining operations consists primarily of interest income.
Deferred tax is provided at the expected future rate for mining operations arising from temporary differences between the carrying values and tax values of assets and liabilities.
At 31 December 2020, the Group had the following estimated amounts available for set-off
against future income
(pre-tax):

	2020			2019
	Gross unredeemed capital expenditure Rand million	Gross tax losses Rand million	Gross tax losses not recognised Rand million	Gross unredeemed capital expenditure Rand million	Gross tax losses Rand million	Gross tax losses not recognised Rand million
South Africa 1
Gold Fields Operations Limited	9,927.8	2,213.8	—	9,536.8	2,747.0	—
GFI Joint Venture Holdings (Proprietary) Limited	14,251.0	768.0	—	14,877.0	304.0	—
Gold Fields Holdings Company Limited	—	19.8	19.8	—	14.0	14.0

	24,178.8	3,001.6	19.8	24,413.8	3,065.0	14.0

	2020			2019
	Gross unredeemed capital expenditure US$ million	Gross tax losses US$ million	Gross tax losses not recognised US$ million	Gross unredeemed capital expenditure US$ million	Gross tax losses US$ million	Gross tax losses not recognised US$ million
South Africa 1
Gold Fields Operations Limited	675.8	150.7	—	681.2	196.2	—
GFI Joint Venture Holdings (Proprietary) Limited	970.1	52.3	—	1,062.6	21.7	—
Gold Fields Holdings Company Limited	—	1.3	1.3	—	1.0	1.0

	1,645.9	204.3	1.3	1,743.8	218.9	1.0

International operations
Exploration entities 2	—	231.2	231.2	—	125.7	125.7
Minera Gold Fields Salares Norte 3	—	205.8	205.8	—	212.0	212.0
Abosso Goldfields Limited 4,5	—	44.5	35.6	—	176.7	—
Gold Fields Ghana Limited 4,6	—	85.0	85.0	—	—	—

	—	566.5	557.6	—	514.4	337.7

1
These deductions are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. South African tax losses and unredeemed capital expenditure have no expiration date.

2
The total tax losses of US$231.2 million (2019: US$125.7

million) comprise US$3.8 million (2019: US$8.8 million) tax losses that expire between one
and
two
years, US$1.9 million (2019: US$15.2 million) tax losses that expire between two
and
five
years, US$2.6 million (2019: US$16.5 million) tax losses that expire between five
and
10
years, US$180.4 million (2019: US$33.0 million) tax losses that expire after
10
years and US$42.5 million (2019: US$52.2 million) tax losses that have no expiry date.

3	The total tax losses of US$205.8 million (2019: US$212.0 million) have no expiry date.
4
Tax losses may be carried forward for
5
years. These losses expire on a
first-in-first-out
basis. Tax losses of US$nil (2019: US$84.5 million) expire in
2
years, tax losses of US$8.9 million (2019: US$46.2 million) expire in
3
years, tax losses of US$35.1 million (2019: US$46.0 million) expire in
4
years and tax losses of US$85.5 million (2019: US$nil) expire in
5
years.

5
Tax losses at Damang of US$44.5 million comprise a deferred tax asset recognised for an assessed loss of US$8.9 million and deferred tax assets not recognised relating to financial instruments losses of US$35.6 million.

6	Deferred tax assets at Tarkwa of US$85.0 million not recognised relating to losses on financial instruments.